Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 12	$ 29
ROU assets obtained in exchange for lease liabilities: Operating leases		$ 55